Share-Based Compensation - Additional Information (Detail)	12 Months Ended			96 Months Ended
	Dec. 31, 2017 GBP (£) Institutions Customer Country shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2015 GBP (£) award	Dec. 31, 2015 GBP (£) Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities arising from share-based payment transactions	£ 16,700,000	£ 4,400,000
Liabilities arising from share-based payment transactions, vested liabilities	0	0
Cash received from the exercise of share options	£ 2,300,000	0	£ 0
Number of sharesave schemes launched | Scheme				9
Discount percent on share price under share based compensation plan	20.00%
Weighted average grant-date fair value	£ 1.02	0.65	0.50	£ 0.50
Weighted average share price	£ 4.96	£ 3.79	£ 3.79
Vesting requirements for sharebased payment arrangement	On a country level, 100% vests if rated top 3 best bank to work for and top 3 in customer satisfaction. 100% vests if the target for loyal customers is met in December 2017 weighted equally between retail and corporate customers. For full vesting at the Banco Santander group level, at least 6 of the 10 core countries for Banco Santander should get the top 3 best bank to work for, must be top 3 in customer satisfaction in all 10 countries, must have 17 million retail and 1.1 million corporate loyal customers. A sliding scale applies below this threshold with 50% vesting if there are 15 million retail and 1 million corporate loyal customers, any less would lead to no vesting.
Number of shares outstanding | shares	2,147,399	2,110,617
UK Employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred shares description	Any deferred awards, including those in Banco Santander SA shares, are dependent on future service. For 2016 bonus awards, deferral of the award is over a three, five or seven-year period, dependent on Code Staff categorisation or Senior Manager Function designation, with delivery of equal tranches of shares taking place on or around the anniversary of the initial award. Deferred awards in shares are subject to an additional one-year retention period from the point of delivery.
Cash [member] | UK Employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Shares [member] | UK Employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Long-Term Incentive Plan (LTIP) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
LTIP awarded | award			0
2015 LTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for sharebased payment arrangement	Non-financial measures such as Top 3 best bank to work for, Top 3 in customer satisfaction and loyal customers as well as continuing employment.
2015 LTIP [member] | Earnings per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for sharebased payment arrangement	Three-year period from 2015 to 2017
Number of financial institutions which growth measured | Institutions	17
2015 LTIP [member] | Return on Tangible Equity [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for sharebased payment arrangement	Three-year period from 2015 to 2017
2015 LTIP [member] | After Deferral Period [member] | Top 3 Best Bank to Work [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of other equity instruments vested	20.00%
2015 LTIP [member] | After Deferral Period [member] | Top 3 Bank in Customer Satisfaction [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of other equity instruments vested	15.00%
2015 LTIP [member] | After Deferral Period [member] | Loyal Customers [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of other equity instruments vested	15.00%
2015 LTIP [member] | After Deferral Period [member] | Earnings per Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of other equity instruments vested	25.00%
2015 LTIP [member] | After Deferral Period [member] | Return on Tangible Equity [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of other equity instruments vested	25.00%
2015 LTIP [member] | Vesting Period One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	100.00%
Number of top customers | Customer	3
Number of least countries | Country	6
Number of core countries | Country	10
2015 LTIP [member] | Vesting Period One [member] | Retail Customer [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of customers | Customer	17,000,000
2015 LTIP [member] | Vesting Period One [member] | Corporate Customer [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of customers | Customer	1,100,000
2015 LTIP [member] | Vesting Period Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
2015 LTIP [member] | Vesting Period Two [member] | Retail Customer [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of customers | Customer	15,000,000
2015 LTIP [member] | Vesting Period Two [member] | Corporate Customer [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of customers | Customer	1,000,000
Share Incentive Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for sharebased payment arrangement	No vesting conditions attached to these shares, and no restrictions as to when the shares can be removed from the trust. However, if a participant chooses to sell the shares before the end of five years, they will be liable for the taxable benefit received when the shares are taken out of the trust. The shares can be released from trust after five years free of income tax and national insurance contributions. 2,147,399 shares were outstanding at 31 December 2017 (2016 2,110,617
Maximum investment value per tax year	£ 1,800
Percentage of maximum salary that can be invested	10.00%
2014 LTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for sharebased payment arrangement	Three years and payable in equal tranches in 2016, 2017 and 2018 subject to Banco Santander SA's continuing relative TSR performance to comparators and continuing employment.
2014 LTIP [member] | Total Shareholders Return [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of other equity instruments vested	100.00%
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant of share-based payment arrangement	2008
Employee saving on share based compensation	£ 5,000,000
Terms of options	3 years
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant of share-based payment arrangement	2016
Employee saving on share based compensation	£ 500,000,000
Terms of options	5 years
Variable Pay of Less Than 500,000 [member] | UK Employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus	40.00%
Variable Pay at or Above 500,000 [member] | UK Employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus	60.00%